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                                  THE UBS FUNDS

                Supplement to Statement of Additional Information
                             dated October 28, 2003

                                                                  April 19, 2004
Dear Investor,

     The following information supplements the information contained in the section entitled "Management of the Trust" in the Statement of Additional Information ("SAI").

     Effective March 29, 2004, the Board of Trustees appointed Adela Cepeda and
J. Mikesell Thomas to the Board. Their biographies are shown below.


NAME, ADDRESS AND     POSITION WITH     TERM OF OFFICE         PRINCIPAL              NUMBER OF        OTHER DIRECTORSHIPS
      AGE              THE TRUST        AND LENGTH OF     OCCUPATION(S) DURING   PORTFOLIOS IN FUND      HELD BY TRUSTEE
                                        TIME SERVED1           PAST 5 YEARS        COMPLEX OVERSEEN
                                                                                      BY TRUSTEE
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
Adela Cepeda;        Trustee            Since 2004        Ms. Cepeda is founder   Ms. Cepeda is a      Ms. Cepeda is a
44                                                        and president of A.C.   director  or         director of Lincoln
A.C. Advisory, Inc.                                       Advisory, Inc. (since   trustee of four      National Income
161 No. Clark                                             1995).                  investment           Fund, Inc. and
Street, Suite 4975                                                                companies            Lincoln National
Chicago, Illinois                                                                 (consisting of 42    Convertible
60601                                                                             portfolios) for      Securities Fund.
                                                                                  which UBS Global     She is also a
                                                                                  AM (Americas)        Director of
                                                                                  serves as            Amalgamated Bank of
                                                                                  investment           Chicago (2003).
                                                                                  advisor,
                                                                                  sub-advisor or
                                                                                  manager.
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J. Mikesell          Trustee            Since 2004        Mr. Thomas is an        Mr. Thomas is a      Mr. Thomas is a
Thomas, 52                                                independent financial   director or          director and
c/o UBS Global                                            advisor (since          trustee of four      chairman of the
Asset Management                                          2001).  He was a        investment           Finance Committee
(Americas) Inc.                                           managing director of    companies            for Evanston
One N. Wacker Drive                                       Lazard Freres & Co.     (consisting of 42    Northwestern
Chicago, Illinois                                         (1995 to 2001).         portfolios) for      Healthcare.  He is
60606                                                                             which UBS Global     also a vice
                                                                                  AM (Americas)        president of the
                                                                                  serves as            Board of Trustees
                                                                                  investment           for Mid-Day Club.
                                                                                  advisor,
                                                                                  sub-advisor or
                                                                                  manager.
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

     Effective April 19, 2004, Brian M. Storms resigned as a Trustee. Therefore, all information relating to Mr. Storms in the SAI is deleted.

-Item No. ZS-252

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1 Each Trustee serves office for an indefinite term.